Consolidated Condensed Balance Sheets - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and equivalents	$ 817.6	$ 803.2	$ 0.0
Accounts receivable, net	944.1	945.4	979.3
Inventories:
Finished goods	209.9	198.3	184.1
Work in process	90.1	79.3	77.1
Raw materials	271.6	267.0	261.7
Total inventories	571.6	544.6	522.9
Prepaid expenses and other current assets	184.1	195.5	91.9
Total current assets	2,517.4	2,488.7	1,594.1
Property, plant and equipment, net	552.9	547.6	514.8
Other assets	428.6	427.2	393.7
Goodwill	3,999.2	3,979.0	3,949.0
Other intangible assets, net	736.2	747.3	759.0
Total assets	8,234.3	8,189.8	7,210.6
Current liabilities:
Trade accounts payable	623.3	666.2	657.1
Accrued expenses and other current liabilities	777.7	800.3	666.4
Total current liabilities	1,401.0	1,466.5	1,323.5
Other long-term liabilities	678.7	674.3	704.6
Long-term debt	3,262.7	3,358.0	0.0
Equity:
Preferred stock value	0.0	0.0	0.0
Common stock value	3.5	3.5	0.0
Additional paid-in capital	2,407.8	2,427.2	0.0
Retained earnings	578.5	403.0	0.0
Former Parent's investment, net		0.0	5,193.9
Accumulated other comprehensive income (loss)	(101.4)	(145.8)	(14.4)
Total Fortive stockholders' equity	2,888.4	2,687.9	5,179.5
Noncontrolling interests	3.5	3.1	3.0
Total stockholders' equity	2,891.9	2,691.0	5,182.5
Total liabilities and equity	$ 8,234.3	$ 8,189.8	$ 7,210.6